UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21337

Salomon Brothers Global High Income Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
 (Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Salomon Brothers Asset Management Inc
300 First Stamford Place
Stamford, CT 06902
 (Name and address of agent for service)

Registrant's telephone number, including area code: (800) 725-6666

Date of fiscal year end:  May 31
Date of reporting period: November 30, 2003

ITEM 1.  REPORT TO STOCKHOLDERS.

      The Semi-Annual Report to Stockholders is filed herewith.

 LOGO

          SALOMON BROTHERS
          GLOBAL HIGH INCOME FUND INC.


          SEMI-ANNUAL REPORT
          November 30, 2003


[LOGO] SALOMON BROTHERS
Asset Management

PFPC Inc.
P.O. Box 8030
Boston, MA 02266-8030

                                                                  EHISEMI 11/03
                                                                        03-5884

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .


LETTER FROM THE CHAIRMAN

[PHOTO]

R. Jay Gerken
R. Jay Gerken, CFA
Chairman

Dear Shareholder,

I am pleased to provide you with the first shareholder report for the Salomon Brothers Global High Income Fund Inc. This report details the fund's performance for the period since its inception on July 29, 2003 through November 30, 2003. Future shareholder reports will be sent to you every six months to help keep you informed about market conditions and investment strategies that have affected your fund's performance. Due to the fact that the fund had been in operation for less than six months at the time of this report, this letter, unlike future letters, will not contain information regarding the fund's performance.

In addition, you can access the fund's closing market price in most newspapers under the New York Stock Exchange listings; the fund is traded under the symbol "EHI". The daily NAV is available online under symbol XEHIX. Barron's and The Wall Street Journal's Monday editions carry closed-end fund tables that will provide additional information. Furthermore, the fund issues a quarterly allocation press release/1/ that can be found on most major financial web sites, in addition to our website, www.sbam.com. Shareholders may call 1-888-735-6507, Monday through Friday from 8:00 a.m. to 6:00 p.m. Eastern Time, for the fund's current net asset value, market price and other information regarding the fund's allocations.

This fund is advised by the managers at Salomon Brothers Asset Management Inc, which is relied upon by some of the world's largest institutions for global fixed-income investment management services. Aside from its experience investing in the U.S. high-yield and investment-grade bond markets, Salomon Brothers Asset Management Inc was one of the first asset managers in the U.S.
to offer investors access to emerging markets debt securities over 13 years ago.

Information About Your Fund

In recent months several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The fund's Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees and other mutual fund issues in connection with various investigations. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Thank you for your confidence in our stewardship of your assets. We look forward to helping you pursue your long-term financial goals.

Sincerely,

/s/ R. Jay Gerken
R. Jay Gerken, CFA
Chairman

December 23, 2003

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

/1/According to a recent press release, the fund's Board of Directors announced that it has authorized the fund to repurchase from time to time in the open market up to 3 million shares of the fund's common stock.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .


SCHEDULE OF INVESTMENTS (unaudited)
November 30, 2003

    Face
   Amount                                      Security(a)                                    Value
-----------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (B)(C)--15.9%
$  30,000,000    Federal Home Loan Mortgage Corp. (FHLMC), Gold, 5.500%, 30 year........ $    30,178,140
                 Federal National Mortgage Association (FNMA):
   20,000,000      5.000%, 30 year......................................................      19,637,500
   38,000,000      5.500%, 30 year......................................................      38,249,356
   20,000,000      6.000%, 30 year......................................................      20,550,000
                                                                                         ---------------

                 TOTAL U.S. GOVERNMENT AGENCIES AND OBLIGATIONS (Cost -- $106,853,438)..     108,614,996
                                                                                         ---------------
CORPORATE BONDS--38.1%
Basic Industries -- 6.6%
                 Acetex Corp., Sr. Notes:
      250,000      10.875% due 8/1/09...................................................         278,750
    1,500,000      10.875% due 8/1/09 (d)...............................................       1,672,500
    1,000,000    Anchor Glass Container Corp., Secured Notes, 11.000% due 2/15/13.......       1,155,000
    1,250,000    Appleton Papers Inc., Series B, 12.500% due 12/15/08...................       1,415,625
    1,750,000    Applied Extrusion Technologies, Inc., Series B, 10.750% due 7/1/11.....       1,391,250
    1,250,000    Berry Plastics Corp., 10.750% due 7/15/12..............................       1,429,688
      675,000    Bowater Canada Finance Corp., 7.950% due 11/15/11......................         689,183
    1,925,000    Bowater Inc., Debentures, 9.500% due 10/15/12..........................       2,099,800
    1,500,000    Buckeye Technologies Inc., Sr. Sub. Notes, 8.000% due 10/15/10.........       1,432,500
    1,000,000    Equistar Chemicals L.P., Sr. Notes, 10.625% due 5/1/11 (d).............       1,065,000
    1,375,000    Ethyl Corp., 8.875% due 5/1/10.........................................       1,450,625
    1,200,000    FMC Corp., Secured Notes, 10.250% due 11/1/09..........................       1,410,000
    1,000,000    Huntsman Advanced Materials LLC, Secured Notes, 11.000% due 7/15/10 (d)       1,095,000
    2,000,000    Huntsman International LLC, 10.125% due 7/1/09.........................       2,005,000
    1,400,000    IMCO Recycling Inc., Secured Notes, 10.375% due 10/15/10 (d)...........       1,323,000
      950,000    ISP Chemco Inc., Series B, 10.250% due 7/1/11..........................       1,068,750
       50,000    ISP Holdings Inc., Secured Notes, Series B, 10.625% due 12/15/09.......          55,250
    1,500,000    Koppers Inc., Secured Notes, 9.875% due 10/15/13 (d)...................       1,635,000
    1,000,000    Luscar Coal Ltd., Sr. Notes, 9.750% due 10/15/11.......................       1,140,000
    1,425,000    Lyondell Chemical Co., Secured Notes, Series A, 9.625% due 5/1/07......       1,474,875
    1,250,000    MDP Acquisitions PLC, Sr. Notes, 9.625% due 10/1/12....................       1,393,750
    2,000,000    Millennium America Inc., 9.250% due 6/15/08............................       2,155,000
    1,000,000    Norske Skog Canada Ltd., Series D, 8.625% due 6/15/11..................       1,030,000
       50,000    Pacifica Papers Inc., Sr. Notes, 10.000% due 3/15/09...................          53,125
    2,500,000    Plastipak Holdings Inc., 10.750% due 9/1/11............................       2,762,500
    1,500,000    Radnor Holdings Corp., Sr. Notes, 11.000% due 3/15/10..................       1,376,250

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

November 30, 2003

    Face
   Amount                                    Security(a)                                     Value
-------------------------------------------------------------------------------------------------------
Basic Industries -- 6.6% (continued)
$   1,500,000 Resolution Performance Products LLC, Sr. Sub. Notes, 13.500% due 11/15/10 $     1,192,500
    1,575,000 Rhodia SA, Sr. Sub. Notes, 8.875% due 6/1/11 (d).........................       1,401,750
              Stone Container Corp., Sr. Notes:
      950,000   9.750% due 2/1/11......................................................       1,049,750
    1,000,000   8.375% due 7/1/12......................................................       1,078,750
    1,400,000 Tekni-Plex, Inc., Series B, 12.750% due 6/15/10..........................       1,499,750
              Tembec Industries, Inc.:
      725,000   8.625% due 6/30/09.....................................................         723,187
    1,150,000   8.500% due 2/1/11......................................................       1,129,875
    1,375,000 Westlake Chemical Corp., 8.750% due 7/15/11 (d)..........................       1,485,000
    1,200,000 Wolverine Tube, Inc., 10.500% due 4/1/09.................................       1,206,000
                                                                                        ---------------
                                                                                             44,823,983
                                                                                        ---------------
Consumer Cyclicals -- 4.1%
    2,000,000 Buffets, Inc., Sr. Sub. Notes, 11.250% due 7/15/10.......................       2,157,500
    1,000,000 Carrols Corp., 9.500% due 12/1/08........................................       1,000,000
    1,400,000 CKE Restaurants, Inc., 9.125% due 5/1/09.................................       1,435,000
    1,725,000 Cole National Group, Inc., Sr. Sub. Notes, 8.875% due 5/15/12............       1,856,531
    1,000,000 Courtyard By Marriott II L.P., Sr. Notes, Series B, 10.750% due 2/1/08...       1,008,750
      330,000 CSK Auto Inc., 12.000% due 6/15/06.......................................         372,075
              Eye Care Centers of America, Inc.:
    2,000,000   5.200% due 5/1/08 (e)..................................................       1,815,000
      325,000   9.125% due 5/1/08......................................................         320,938
    1,000,000 FelCor Lodging L.P., 10.000% due 9/15/08.................................       1,072,500
      500,000 Finlay Enterprises, Inc., 9.000% due 5/1/08..............................         508,125
    1,000,000 Finlay Fine Jewelry Corp., Sr. Notes, 8.375% due 5/1/08..................       1,035,000
    1,500,000 Hilton Hotels Corp., Notes, 8.250% due 2/15/11...........................       1,710,000
    2,000,000 HMH Properties, Inc., Sr. Notes, Series C, 8.450% due 12/1/08 (f)........       2,095,000
    1,500,000 Interface, Inc., Sr. Sub. Notes, Series B, 9.500% due 11/15/05...........       1,462,500
    1,000,000 J.C. Penney Co. Inc., Notes, 9.000% due 8/1/12...........................       1,195,000
    1,000,000 John Q. Hammons Hotels L.P., 1st Mortgage, Series B, 8.875% due 5/15/12..       1,092,500
    1,200,000 Leslie's Poolmart, Sr. Notes, Series B, 10.375% due 7/15/08..............       1,194,000
              Levi Strauss & Co., Sr. Notes:
    1,000,000   11.625% due 1/15/08....................................................         757,500
      975,000   12.250% due 12/15/12...................................................         709,312
      300,000 MeriStar Hospitality Corp., 9.125% due 1/15/11...........................         315,750
    1,000,000 MeriStar Hospitality Operating Partnership, L.P., 10.500% due 6/15/09....       1,077,500
    1,000,000 Phillips-Van Heusen Corp., Sr. Notes, 8.125% due 5/1/13 (d)..............       1,056,250
      500,000 Prime Hospitality Corp., Sr. Sub. Notes, Series B, 8.375% due 5/1/12.....         510,000

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

November 30, 2003

    Face
   Amount                                         Security(a)                                       Value
--------------------------------------------------------------------------------------------------------------
Consumer Cyclicals -- 4.1% (continued)
$   1,000,000    Saks Inc., 9.875% due 10/1/11................................................ $     1,196,250
    1,000,000    Starwood Hotels & Resorts Worldwide, Inc., 7.875% due 5/1/12.................       1,113,750
                                                                                               ---------------
                                                                                                    28,066,731
                                                                                               ---------------
Consumer Non-Cyclicals -- 10.2%
    1,375,000    aaiPharma Inc., 11.000% due 4/1/10...........................................       1,536,563
    1,400,000    Ahold Finance U.S.A., Inc., Notes, 8.250% due 7/15/10........................       1,533,000
    1,229,448    Ahold Lease U.S.A., Inc., Series A-1, 7.820% due 1/2/20......................       1,254,806
    2,800,000    AKI, Inc., Sr. Notes, 10.500% due 7/1/08.....................................       2,926,000
    1,100,000    AmeriPath, Inc., 10.500% due 4/1/13..........................................       1,166,000
    1,325,000    Ameristar Casinos, Inc., 10.750% due 2/15/09.................................       1,523,750
      337,000    Applica Inc., Sr. Sub. Notes, 10.000% due 7/31/08............................         336,158
    1,725,000    Athena Neurosciences Finance LLC, 7.250% due 2/21/08.........................       1,543,875
    1,000,000    Coast Hotels & Casinos, Inc., 9.500% due 4/1/09..............................       1,063,750
    2,000,000    Del Monte Corp., Sr. Sub. Notes, 8.625% due 12/15/12 (d).....................       2,190,000
    1,500,000    Doane Pet Care Co., Sr. Sub. Notes, 9.750% due 5/15/07.......................       1,282,500
    2,300,000    Dole Food Co., Inc., Sr. Notes, 8.875% due 3/15/11...........................       2,498,375
      585,000    Elizabeth Arden, Inc., Secured Notes, Series B, 11.750% due 2/1/11...........         680,794
    1,250,000    Extendicare Health Services, Inc., 9.500% due 7/1/10.........................       1,375,000
      700,000    Genesis HealthCare Corp., Sr. Sub. Notes, 8.000% due 10/15/13 (d)............         715,750
      600,000    Herbst Gaming, Inc., Secured Notes, Series B, 10.750% due 9/1/08.............         675,000
    1,400,000    Hines Nurseries Inc., Sr. Notes, 10.250% due 10/1/11 (d).....................       1,522,500
    2,500,000    Home Interiors & Gifts, Inc., 10.125% due 6/1/08.............................       2,562,500
    1,000,000    Horseshoe Gaming Holding Corp., Series B, 8.625% due 5/15/09.................       1,068,750
    1,000,000    IASIS Healthcare Corp., 8.500% due 10/15/09..................................       1,030,000
    1,625,000    Icon Health & Fitness, Inc., 11.250% due 4/1/12..............................       1,781,406
    1,375,000    Inn of the Mountain Gods Resort & Casino, Sr. Notes, 12.000% due 11/15/10 (d)       1,464,375
    1,000,000    InSight Health Services Corp., Series B, 9.875% due 11/1/11..................       1,050,000
    1,520,000    Jafra Cosmetics International Inc., 10.750% due 5/15/11 (f)..................       1,634,000
    1,000,000    Kerzner International Ltd., 8.875% due 8/15/11...............................       1,092,500
    1,400,000    Nash Finch Co., Series B, 8.500% due 5/1/08..................................       1,365,000
                 Park Place Entertainment Corp., Sr. Sub. Notes:
    2,250,000      8.875% due 9/15/08.........................................................       2,520,000
    1,000,000      8.125% due 5/15/11.........................................................       1,106,250
    1,000,000    Pathmark Stores, Inc., 8.750% due 2/1/12.....................................       1,025,000
    2,500,000    Pinnacle Entertainment, Inc., 8.750% due 10/1/13.............................       2,500,000
    1,350,000    Playtex Products, Inc., 9.375% due 6/1/11....................................       1,333,125
    1,425,000    Premier International Foods PLC, Sr. Notes, 12.000% due 9/1/09...............       1,560,375
    1,000,000    Psychiatric Solutions, Inc., Sr. Sub. Notes, 10.625% due 6/15/13 (d).........       1,122,500

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

November 30, 2003

    Face
   Amount                                    Security(a)                                      Value
--------------------------------------------------------------------------------------------------------
Consumer Non-Cyclicals -- 10.2% (continued)
$   2,000,000 Rayovac Corp., Sr. Sub. Notes, 8.500% due 10/1/13 (d)..................... $     2,090,000
              Rite Aid Corp.:
    2,000,000   Debentures, 6.875% due 8/15/13..........................................       1,905,000
    1,000,000   Notes, 6.125% due 12/15/08 (d)..........................................         950,000
              Sealy Mattress Co., Series B:
    1,000,000   10.875% due 12/15/07....................................................       1,042,500
    1,000,000   Sr. Sub. Notes, 9.875% due 12/15/07.....................................       1,037,500
    1,000,000 Station Casinos, Inc., Sr. Notes, 8.375% due 2/15/08......................       1,082,500
              Swift & Co.:
      250,000   10.125% due 10/1/09.....................................................         281,875
    1,000,000   Sr. Sub. Notes, 12.500% due 1/1/10 (d)..................................       1,140,000
    2,250,000 Team Health Inc., Series B, 12.000% due 3/15/09...........................       2,446,875
      825,000 Tempur-Pedic Inc. & Tempur Production U.S.A. Inc., Sr. Sub. Notes,
               10.250% due 8/15/10 (d)..................................................         930,187
    1,400,000 Tenet Healthcare Corp., Notes, 7.375% due 2/1/13..........................       1,361,500
    2,000,000 Turning Stone Casino Resort Enterprise, Sr. Notes, 9.125% due 12/15/10 (d)       2,190,000
    2,500,000 United Industries Corp., Series D, 9.875% due 4/1/09......................       2,612,500
    1,000,000 Vanguard Health Systems, Inc., 9.750% due 8/1/11..........................       1,075,000
    1,000,000 Venetian Casino Resort, LLC, 11.000% due 6/15/10..........................       1,162,500
      500,000 Vicar Operating, Inc., 9.875% due 12/1/09.................................         553,750
                                                                                         ---------------
                                                                                              69,901,289
                                                                                         ---------------
Energy -- 2.9%
              Dynegy Holdings Inc.:
    1,550,000   Debentures, 7.125% due 5/15/18..........................................       1,240,000
    3,000,000   Secured Notes, 7.700% due 7/15/08 (d)(e)(f).............................       3,202,500
              El Paso Corp.:
      575,000   Notes, 7.875% due 6/15/12...............................................         508,875
                Sr. Notes:
    1,500,000    7.375% due 12/15/12....................................................       1,282,500
    1,425,000    7.750% due 1/15/32.....................................................       1,125,750
    1,500,000 Forest Oil Corp., Sr. Notes, 8.000% due 12/15/11..........................       1,620,000
    1,400,000 The Houston Exploration Co., Sr. Sub. Notes, 7.000% due 6/15/13 (d).......       1,435,000
    1,750,000 Magnum Hunter Resources, Inc., 9.600% due 3/15/12.........................       1,968,750
              Swift Energy Co., Sr. Sub. Notes:
    1,000,000   10.250% due 8/1/09......................................................       1,095,000
      275,000   9.375% due 5/1/12.......................................................         303,188

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

November 30, 2003

    Face
   Amount                                         Security(a)                                          Value
-----------------------------------------------------------------------------------------------------------------
Energy -- 2.9% (continued)
              The Williams Cos., Inc.:
$   1,000,000   Notes, 7.625% due 7/15/19 (f).................................................... $       992,500
    4,400,000   Sr. Notes, 8.625% due 6/1/10.....................................................       4,884,000
                                                                                                  ---------------
                                                                                                       19,658,063
                                                                                                  ---------------
Housing Related -- 0.2%
    1,400,000 Norcraft Cos. L.P., Sr. Sub. Notes, 9.000% due 11/1/11 (d).........................       1,484,000
                                                                                                  ---------------
Manufacturing -- 2.3%
    1,500,000 Blount Inc., 13.000% due 8/1/09....................................................       1,530,000
      650,000 Case New Holland Inc., Sr. Notes, 9.250% due 8/1/11 (d)............................         731,250
    1,350,000 Eagle-Picher Industries, Inc., Sr. Notes, 9.750% due 9/1/13 (d)....................       1,441,125
              Fedders North America Inc.:
      125,000   9.375% due 8/15/07...............................................................         126,094
    1,500,000   Series B, 9.375% due 8/15/07.....................................................       1,513,125
      200,000 General Binding Corp., 9.375% due 6/1/08...........................................         201,000
      750,000 Keystone Automotive Operations Inc., Sr. Sub. Notes, 9.750% due 11/1/13 (d)........         795,937
    1,500,000 Kinetek, Inc., Sr. Notes, Series D, 10.750% due 11/15/06...........................       1,267,500
    1,000,000 Rexnord Corp., 10.125% due 12/15/12................................................       1,090,000
    1,250,000 Sequa Corp., Sr. Notes, Series B, 8.875% due 4/1/08................................       1,356,250
    1,000,000 Terex Corp., 9.250% due 7/15/11....................................................       1,115,000
    1,000,000 TRW Automotive Inc., Sr. Notes, 9.375% due 2/15/13 (d).............................       1,135,000
    1,000,000 UIS, Inc., Sr. Sub. Notes, 9.375% due 6/15/13 (d)..................................       1,070,000
              Wesco Distribution Inc.:
    1,000,000   9.125% due 6/1/08................................................................       1,018,750
      990,000   Series B, 9.125% due 6/1/08......................................................       1,008,563
                                                                                                  ---------------
                                                                                                       15,399,594
                                                                                                  ---------------
Media and Cable -- 4.5%
              Charter Communications Holdings, LLC:
    6,000,000   Sr. Discount Notes, (zero coupon until 5/15/06, 11.750% thereafter), due 5/15/11.       3,525,000
                Sr. Notes:
      650,000    8.250% due 4/1/07...............................................................         591,500
    2,000,000    10.000% due 5/15/11.............................................................       1,610,000
    1,500,000 CSC Holdings Inc., Sr. Sub. Debentures, 9.875% due 2/15/13.........................       1,575,000
    1,400,000 Dex Media West LLC, Sr. Sub. Notes, 9.875% due 8/15/13 (d).........................       1,596,000
    2,500,000 Hollinger Participation Trust, Sr. Notes, Payment-in-Kind, 12.125% due 11/15/10 (d)       2,857,491
    1,300,000 Houghton Mifflin Co., Sr. Discount Notes, (zero coupon until 10/15/08,
               11.500% thereafter), due 10/15/13 (d).............................................         796,250
    1,400,000 Insight Midwest, L.P., Sr. Notes, 10.500% due 11/1/10..............................       1,533,000

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

November 30, 2003

    Face
   Amount                                   Security(a)                                    Value
-----------------------------------------------------------------------------------------------------
Media and Cable -- 4.5% (continued)
$     500,000 Interep National Radio Sales, Inc., Series B, 10.000% due 7/1/08....... $       446,875
    1,000,000 LodgeNet Entertainment Corp., Sr. Sub. Debentures, 9.500% due 6/15/13..       1,092,500
      775,000 Mediacom Broadband LLC, 11.000% due 7/15/13............................         835,062
    1,300,000 Mediacom LLC, Sr. Notes, 9.500% due 1/15/13............................       1,296,750
      850,000 NextMedia Operating, Inc., 10.750% due 7/1/11..........................         964,750
    1,000,000 R.H. Donnelly Finance Corp. I, 10.875% due 12/15/12....................       1,186,250
    1,000,000 Radio One, Inc., Series B, 8.875% due 7/1/11...........................       1,105,000
      400,000 Spanish Broadcasting System, Inc., 9.625% due 11/1/09..................         424,000
    2,000,000 Vertis Inc., Secured Notes, 9.750% due 4/1/09 (d)......................       2,150,000
    2,000,000 Vivendi Universal SA, Sr. Notes, 9.250% due 4/15/10 (d)................       2,350,000
    1,400,000 Von Hoffmann Corp., 10.250% due 3/15/09 (d)............................       1,480,500
    1,250,000 Yell Finance BV, Sr. Notes, 10.750% due 8/1/11.........................       1,475,000
    2,000,000 Young Broadcasting Inc., 10.000% due 3/1/11............................       2,115,000
                                                                                      ---------------
                                                                                           31,005,928
                                                                                      ---------------
Services and Other -- 1.3%
    1,000,000 Advanstar Communications Inc., Secured Notes, 8.680% due 8/15/08 (d)(e)       1,042,500
              Allied Waste North America, Inc., Series B:
    2,000,000   10.000% due 8/1/09...................................................       2,170,000
    1,000,000   9.250% due 9/1/12....................................................       1,120,000
    1,500,000 Iron Mountain Inc., 6.625% due 1/1/16..................................       1,470,000
    1,400,000 Mail-Well, Inc., Series B, 8.750% due 12/15/08.........................       1,393,000
    1,375,000 Muzak LLC, Sr. Notes, 10.000% due 2/15/09..............................       1,447,188
                                                                                      ---------------
                                                                                            8,642,688
                                                                                      ---------------
Technology -- 0.2%
    1,875,000 Lucent Technologies Inc., Debentures, 6.450% due 3/15/29...............       1,439,062
                                                                                      ---------------
Telecommunications -- 3.4%
    1,000,000 ACC Escrow Corp., Sr. Notes, 10.000% due 8/1/11 (d)(f).................       1,100,000
              Alamosa (Delaware), Inc.:
      487,500   11.000% due 7/31/10..................................................         507,000
      679,110   Zero coupon until 7/31/05, (12.000% thereafter), due 7/31/09.........         577,244
    2,750,000 American Tower Corp., Sr. Notes, 9.375% due 2/1/09.....................       2,901,250
              Crown Castle International Corp., Sr. Notes:
      850,000   9.000% due 5/15/11...................................................         901,000
      675,000   7.500% due 12/1/13 (d)...............................................         671,625
    1,000,000 Dobson Communications Corp., Sr. Notes, 10.875% due 7/1/10.............       1,105,000
      225,000 MetroPCS, Inc., Sr. Notes, 10.750% due 10/1/11 (d).....................         220,500

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

November 30, 2003

    Face
   Amount                                          Security(a)                                           Value
-------------------------------------------------------------------------------------------------------------------
Telecommunications -- 3.4% (continued)
              Nextel Communications, Inc., Sr. Notes:
$   4,000,000   9.375% due 11/15/09................................................................ $     4,390,000
      750,000   7.375% due 8/1/15..................................................................         793,125
    1,500,000 Qwest Corp., Notes, 9.125% due 3/15/12 (d)...........................................       1,710,000
              Qwest Services Corp., Notes:
    1,750,000   13.500% due 12/15/10 (d)...........................................................       2,067,187
    1,750,000   14.000% due 12/15/14 (d)...........................................................       2,161,250
    2,400,000 SBA Communications Corp., Sr. Notes, 10.250% due 2/1/09 (f)..........................       2,214,000
    1,125,000 UbiquiTel Operating Co., (zero coupon until 4/15/05, 14.000% thereafter), due 4/15/10         781,875
      975,000 Western Wireless Corp., Sr. Notes, 9.250% due 7/15/13................................       1,018,875
                                                                                                    ---------------
                                                                                                         23,119,931
                                                                                                    ---------------
Transportation -- 0.3%
              Continental Airlines, Inc., Pass Through Certificates:
      942,037   Series 974C, 6.800% due 7/2/07.....................................................         881,742
      970,285   Series 981C, 6.541% due 9/15/09....................................................         891,232
                                                                                                    ---------------
                                                                                                          1,772,974
                                                                                                    ---------------
Utilities -- 2.1%
    1,500,000 The AES Corp., Sr. Sub. Notes, 8.375% due 8/15/07....................................       1,515,000
    1,000,000 Allegheny Energy Supply Statutory Trust 2001, Secured Notes, 10.250% due 11/15/07 (d)       1,040,000
    2,000,000 Avon Energy Partners Holdings, Notes, 6.460% due 3/4/08 (d)..........................       1,870,000
    2,925,000 Calpine Canada Energy Finance ULC, 8.500% due 5/1/08.................................       2,179,125
    2,000,000 Calpine Corp., Secured Notes, 8.500% due 7/15/10 (d).................................       1,865,000
              Edison Mission Energy, Sr. Notes:
    2,650,000   10.000% due 8/15/08................................................................       2,689,750
      175,000   9.875% due 4/15/11.................................................................         177,625
              Reliant Resources, Inc., Secured Notes:
      800,000   9.250% due 7/15/10 (d).............................................................         812,000
    2,250,000   9.500% due 7/15/13 (d)(f)..........................................................       2,283,750
                                                                                                    ---------------
                                                                                                         14,432,250
                                                                                                    ---------------

              TOTAL CORPORATE BONDS (Cost -- $250,402,522).........................................     259,746,493
                                                                                                    ---------------
CONVERTIBLE BONDS -- 0.1%
      625,000 Parker Drilling Co., Sub. Notes, 5.500% due 8/1/04 (Cost -- $608,162)................         628,125
                                                                                                    ---------------

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

November 30, 2003

    Face
   Amount                                Security(a)                                 Value
-----------------------------------------------------------------------------------------------
SOVEREIGN BONDS -- 41.1%
Brazil -- 13.5%
              Federal Republic of Brazil:
$  20,000,000   10.000% due 8/7/11 (f)......................................... $    21,275,000
   66,650,000   DCB, Series L, 2.0625% due 4/15/12 (e)(f)(g)...................      58,568,687
    9,519,231   FLIRB, Series L, 2.000% due 4/15/09 (e)(f).....................       8,852,885
    3,235,400   NMB, Series L, 2.0625% due 4/15/09 (e).........................       3,021,055
                                                                                ---------------
                                                                                     91,717,627
                                                                                ---------------
Bulgaria -- 0.7%
    5,142,857 Republic of Bulgaria, FLIRB, Series A, 1.9375% due 7/28/12 (e)(f)       5,091,429
                                                                                ---------------
Colombia -- 3.3%
   21,700,000 Republic of Colombia, 10.375% due 1/28/33 (f)....................      22,242,500
                                                                                ---------------
Ecuador -- 1.4%
   10,625,000 Republic of Ecuador, 12.000% due 11/15/12 (f)....................       9,801,562
                                                                                ---------------
Mexico -- 7.1%
    5,000,000 Petroleos Mexicanos, 8.625% due 12/1/23 (f)......................       5,437,500
              United Mexican States:
    2,800,000   6.375% due 1/16/13.............................................       2,881,200
   19,175,000   11.375% due 9/15/16 (f)........................................      26,940,875
    9,000,000   11.500% due 5/15/26 (f)........................................      12,852,000
                                                                                ---------------
                                                                                     48,111,575
                                                                                ---------------
Panama -- 1.5%
              Republic of Panama:
    3,300,000   9.375% due 4/1/29..............................................       3,712,500
    7,015,428   IRB, 1.9375% due 7/17/14 (e)(f)................................       6,629,579
                                                                                ---------------
                                                                                     10,342,079
                                                                                ---------------
Peru -- 2.0%
              Republic of Peru:
   11,000,000   FLIRB, 4.500% due 3/7/17 (e)(f)................................       9,625,000
    4,700,000   PDI, 5.000% due 3/7/17 (e)(f)..................................       4,347,500
                                                                                ---------------
                                                                                     13,972,500
                                                                                ---------------
Philippines -- 2.3%
              Republic of Philippines:
    1,475,000   9.000% due 2/15/13.............................................       1,482,375

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

November 30, 2003

    Face
   Amount                                       Security(a)                                         Value
--------------------------------------------------------------------------------------------------------------
Philippines -- 2.3% (continued)
$   3,500,000   9.375% due 1/18/17............................................................ $     3,596,250
   10,000,000   10.625% due 3/16/25 (f).......................................................      10,325,000
                                                                                               ---------------
                                                                                                    15,403,625
                                                                                               ---------------
Russia -- 7.2%
              Russian Federation:
   12,765,000   11.000% due 7/24/18 (f).......................................................      16,977,450
   34,000,000   5.000% due 3/31/30 (e)(f).....................................................      31,896,250
                                                                                               ---------------
                                                                                                    48,873,700
                                                                                               ---------------
Turkey -- 1.9%
   10,420,000 Republic of Turkey, 11.875% due 1/15/30 (f).....................................      13,272,475
                                                                                               ---------------
Venezuela -- 0.2%
    1,392,820 Republic of Venezuela, DCB, Series DL, 1.875% due 12/18/07 (e)..................       1,298,805
                                                                                               ---------------

              TOTAL SOVEREIGN BONDS (Cost -- $266,915,017)....................................     280,127,877
                                                                                               ---------------
LOAN PARTICIPATIONS (E)(H)--0.7%
    5,000,000 Kingdom of Morocco, Tranche A, 2.03125% due 1/2/09 (UBS Financial Services Inc.)
               (Cost -- $4,844,893)...........................................................       4,912,500
                                                                                               ---------------
ASSET-BACKED SECURITIES--0.6%
    2,314,040 First Consumers Master Trust, Series 2001-A, Class A, 1.430% due 9/15/08 (e)....       2,100,055
              Sail Net Interest Margin Notes, Class A:
      871,780   Series 2003-6A, 7.000% due 7/27/33............................................         863,062
      869,233   Series 2003-7A, 7.000% due 7/27/33............................................         861,627
                                                                                               ---------------

              TOTAL ASSET-BACKED SECURITIES (Cost -- $3,900,780)..............................       3,824,744
                                                                                               ---------------
COLLATERALIZED MORTGAGE OBLIGATIONS--1.6%
              Fannie Mae Strip:
   18,709,981   Series 329, Class 2, 5.500% due 1/1/33 -- Interest Only.......................       4,744,189
   22,445,594   Series 338, Class 2, 5.500% due 6/1/33 -- Interest Only.......................       5,980,770
                                                                                               ---------------

              TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost -- $9,307,450)..................      10,724,959
                                                                                               ---------------

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

November 30, 2003

   Shares                                    Security(a)                                      Value
--------------------------------------------------------------------------------------------------------
PREFERRED STOCK--0.9%
        1,605 Alamosa Holdings, Inc., Series B, 7.500% due 7/31/13...................... $       505,424
              CSC Holdings Inc.:
       15,000   Series H, 11.750% due 10/1/07...........................................       1,586,250
       25,000   Series M, 11.125% due 4/1/08............................................       2,662,500
        1,000 Spanish Broadcasting System, Inc., 10.750% due 10/15/13 (d)...............       1,007,500
                                                                                         ---------------

              TOTAL PREFERRED STOCK (Cost -- $5,604,750)................................       5,761,674
                                                                                         ---------------
    Face
   Amount
--------------
REPURCHASE AGREEMENT--1.0%
$   6,969,000 Morgan Stanley, 1.000% due 12/1/03; Proceeds at maturity -- $6,969,581;
                (Fully collateralized by U.S. Treasury Strips, due 11/15/06 to 2/15/12;
                Market value -- $7,178,079) (Cost -- $6,969,000)........................       6,969,000
                                                                                         ---------------

              TOTAL INVESTMENTS--100.0% (Cost -- $655,406,012*)......................... $   681,310,368
                                                                                         ===============

--------
(a)All securities are segregated as collateral pursuant to revolving credit facility.
(b)Security acquired under mortgage dollar roll agreement (See Note 6).
(c)Security is traded on a "to-be-announced" basis (See Note 7).
(d)Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
(e)Rate shown reflects current rate on instrument with variable rates or step coupon rates.
(f)All or a portion of this security is segregated for "to-be-announced" securities and/or reverse repurchase agreements.
(g)All or a portion of this security is held as collateral for reverse repurchase agreements.
(h)Participation interest was acquired through the financial institution indicated parenthetically.
* Aggregate cost for Federal income tax purposes is substantially the same.

  Abbreviations used in this schedule:
  DCB       -- Debt Conversion Bond
  FLIRB     -- Front Loaded Interest Reduction Bond
  IRB       -- Interest Reduction Bond
  NMB       -- New Money Bond
  PDI       -- Past Due Interest

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .


STATEMENT OF ASSETS AND LIABILITIES (unaudited)
November 30, 2003

ASSETS
   Investments, at value (Cost -- $655,406,012)...................................... $681,310,368
   Cash..............................................................................    2,086,643
   Interest receivable...............................................................   11,153,007
   Receivable for securities sold....................................................    1,359,294
   Receivable from broker -- variation margin........................................      946,687
                                                                                      ------------
   Total Assets......................................................................  696,855,999
                                                                                      ------------

LIABILITIES:
   Payable for securities purchased..................................................  109,011,070
   Loan payable (Note 11)............................................................  100,000,000
   Payable for open reverse repurchase agreement (Note 5)............................   20,000,000
   Management fee payable............................................................      671,891
   Organization cost.................................................................      522,805
   Interest payable (Notes 5 and 11).................................................      125,632
   Accrued expenses..................................................................       32,726
                                                                                      ------------
   Total Liabilities.................................................................  230,364,124
                                                                                      ------------
Total Net Assets..................................................................... $466,491,875
                                                                                      ============

NET ASSETS:
   Par value of capital shares ($0.001 par value, 100,000,000 shares authorized;
    30,331,995 shares outstanding)................................................... $     30,332
   Capital paid in excess of par value...............................................  433,565,543
   Undistributed net investment income...............................................    4,631,916
   Accumulated net realized gain from investment transactions and futures contracts..    2,681,499
   Net unrealized appreciation of investments and futures contracts..................   25,582,585
                                                                                      ------------
Total Net Assets..................................................................... $466,491,875
                                                                                      ============
Net Asset Value, per share ($466,491,875 / 30,331,995 shares outstanding)............       $15.38
                                                                                            ======

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .


STATEMENT OF OPERATIONS (unaudited)
For the Period Ended November 30, 2003+

INVESTMENT INCOME:
   Interest..................................................................... $13,403,282
                                                                                 -----------

EXPENSES:
   Management fee (Note 2)......................................................   1,753,995
   Interest expense (Notes 5 and 11)............................................     396,073
   Audit and legal..............................................................      46,514
   Custody......................................................................      40,260
   Shareholder communications...................................................      30,500
   Directors' fees..............................................................      15,622
   Registration fees............................................................      12,566
   Shareholder servicing fees...................................................      12,200
   Loan fees....................................................................       6,375
   Insurance....................................................................       3,416
   Other........................................................................       8,296
                                                                                 -----------
   Total Expenses...............................................................   2,325,817
                                                                                 -----------
Net Investment Income...........................................................  11,077,465
                                                                                 -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES
CONTRACTS (NOTES 3 AND 4):
   Realized Gain (Loss) From:
    Investment transactions.....................................................   3,539,023
    Futures contracts...........................................................    (857,524)
                                                                                 -----------
   Net Realized Gain............................................................   2,681,499
                                                                                 -----------
   Change in Net Unrealized Appreciation of Investments and Futures Contracts:
    Beginning of period.........................................................          --
    End of period...............................................................  25,582,585
                                                                                 -----------
   Increase in Net Unrealized Appreciation......................................  25,582,585
                                                                                 -----------
Net Gain on Investments and Futures Contracts...................................  28,264,084
                                                                                 -----------
Increase in Net Assets From Operations.......................................... $39,341,549
                                                                                 ===========

--------
+ For the period July 29, 2003 (commencement of operations) to November 30,
  2003.

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .


STATEMENT OF CHANGES IN NET ASSETS (unaudited)
For the Period Ended November 30, 2003+

OPERATIONS:
   Net investment income........................................................................ $ 11,077,465
   Net realized gain............................................................................    2,681,499
   Increase in net unrealized appreciation......................................................   25,582,585
                                                                                                 ------------
   Increase in Net Assets From Operations.......................................................   39,341,549
                                                                                                 ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income........................................................................   (6,445,549)
                                                                                                 ------------
   Decrease in Net Assets From Distributions to Shareholders....................................   (6,445,549)
                                                                                                 ------------

CAPITAL SHARE TRANSACTIONS:
   Net proceeds from sale of shares (30,331,995 shares issued, net of $909,750 offering costs)..  433,595,875
                                                                                                 ------------
   Increase in Net Assets From Capital Share Transactions.......................................  433,595,875
                                                                                                 ------------
Increase in Net Assets..........................................................................  466,491,875

NET ASSETS:
   Beginning of period..........................................................................           --
                                                                                                 ------------
   End of period*............................................................................... $466,491,875
                                                                                                 ============
* Includes undistributed net investment income of:..............................................   $4,631,916
                                                                                                 ============

--------
+ For the period July 29, 2003 (commencement of operations) to November 30,
  2003.

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .


STATEMENT OF CASH FLOWS (unaudited)
For the Period Ended November 30, 2003+

CASH FLOWS PROVIDED (USED) BY OPERATING AND INVESTING ACTIVITIES:
   Interest received................................................ $     759,078
   Operating expenses paid..........................................      (702,322)
   Net purchases of short-term investments..........................    (6,969,000)
   Realized loss on futures transactions............................      (857,524)
   Net change in unrealized depreciation on futures contracts.......      (321,771)
   Net purchases of long-term investments...........................  (609,498,814)
   Proceeds from disposition of long-term investments...............    72,548,798
   Open receivable from variation margin............................      (946,687)
   Interest paid....................................................      (270,441)
                                                                     -------------
   Net Cash Used By Operating and Investing Activities..............  (546,258,683)
                                                                     -------------

CASH FLOWS PROVIDED (USED) BY FINANCING ACTIVITIES:
   Cash distributions paid on Common Stock..........................    (6,445,549)
   Net receipt from dollar roll transactions........................     1,195,000
   Proceeds from sale of shares (net of $909,750 offering costs)....   433,595,875
   Proceeds from bank loans.........................................   100,000,000
   Proceeds from reverse repurchase agreement.......................    20,000,000
                                                                     -------------
   Net Cash Provided By Financing Activities........................   548,345,326
                                                                     -------------
Net Increase in Cash................................................     2,086,643
Cash, Beginning of period...........................................            --
                                                                     -------------
Cash, End of period................................................. $   2,086,643
                                                                     =============

RECONCILIATION OF INCREASE IN NET ASSETS FROM OPERATIONS TO NET CASH
FLOWS PROVIDED (USED) BY OPERATING AND INVESTING ACTIVITIES:
   Increase in Net Assets From Operations........................... $  39,341,549
                                                                     -------------
   Accretion of discount on investments.............................    (2,160,015)
   Amortization of premium on investments...........................       668,818
   Increase in investments, at value................................  (679,819,171)
   Increase in interest receivable..................................   (11,153,007)
   Increase in receivable for investments sold......................    (1,359,294)
   Increase in variation margin receivable..........................      (946,687)
   Increase in payable for investments purchased....................   107,816,070
   Increase in deferred organization cost...........................       522,805
   Increase in interest payable on loan.............................       125,632
   Increase in accrued expenses.....................................       704,617
                                                                     -------------
   Total Adjustments................................................  (585,600,232)
                                                                     -------------
Net Cash Flows Used By Operating and Investing Activities........... $(546,258,683)
                                                                     =============

--------
+ For the period July 29, 2003 (commencement of operations) to November 30,
  2003.

                      See Notes to Financial Statements.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .


NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

Salomon Brothers Global High Income Fund Inc. ("Fund") was incorporated in Maryland and is registered as a non-diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended. The Fund seeks to maintain a high level of current income by investing primarily in a portfolio of high-yield fixed income securities issued by corporate issuers, emerging market fixed income securities and investment grade fixed income securities. As a secondary objective, the Fund seeks total return.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual amounts could differ from those estimates.

(a) SECURITIES VALUATION. In valuing the Fund's assets, all securities for which market quotations are readily available are valued (i) at the last sale price prior to the time of determination if there were a sale on the date of determination, (ii) at the mean between the last current bid and asked prices if there were no sales on such date and bid and asked quotations are available, and (iii) at the bid price if there were no sales price on such date and only bid quotations are available. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the last current bid and asked price as of the close of business of that market. However, when the spread between bid and asked price exceeds five percent of the par value of the security, the security is valued at the bid price. Securities may also be valued by independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Short-term investments having a maturity of 60 days or less are valued at amortized cost which approximates market value. Securities for which reliable quotations are not readily available and all other securities and assets are valued at fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) INVESTMENT TRANSACTIONS. Investment transactions are recorded on the trade date. Interest income is accrued on a daily basis. Market discount or premium on securities purchased is accreted or amortized, respectively, on an effective yield basis over the life of the security. The Fund uses the specific identification method for determining realized gain or loss on investments. Dividend income is recorded on ex-dividend date.

(c) FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation using the 12:00 noon rate of exchange

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

reported by Reuters. Purchases and sales of portfolio securities and income and expense items denominated in foreign currencies are translated into U.S. dollars at rates of exchange prevailing on the respective dates of such transactions. Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of income accrued and the U.S. dollar equivalent amount actually received. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, pursuant to U.S. Federal income tax regulations, certain net foreign exchange gains/losses included in realized gain/loss are included in or are a reduction of ordinary income for Federal income tax purposes.

(d) FEDERAL INCOME TAXES. The Fund has complied and intends to continue to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is required.

(e) DIVIDENDS AND DISTRIBUTIONS. The Fund declares and pays dividends to shareholders monthly from net investment income. Net realized gains, if any, in excess of loss carryovers are expected to be distributed at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

(f) REPURCHASE AGREEMENTS. When entering into repurchase agreements, it is the Fund's policy to take possession, through the custodian, of the underlying collateral and to monitor its value at the time the arrangement is entered into and during the term of the repurchase agreement to ensure that it equals or exceeds the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

(g) CASH FLOW INFORMATION. The Fund invests in securities and distributes dividends from net investment income and net realized gains which are paid in cash and may be reinvested at the discretion of shareholders. These activities are reported in the statement of changes in net assets and additional information on cash receipts and cash payments is presented in the statement of cash flows.

(h) YEAR END TAX RECLASSIFICATIONS. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

NOTE 2. MANAGEMENT FEE AND OTHER TRANSACTIONS

Salomon Brothers Asset Management Inc ("SBAM"), an indirect wholly-owned subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. SBAM is responsible on a day-to-day basis for the management of the Fund's portfolio in accordance with the Fund's investment objectives and policies and for making decisions to buy, sell or hold particular securities of the Fund. The management fee for these services is payable monthly at an annual rate of 0.85% of the Fund's average daily net assets plus the proceeds of any outstanding borrowings used for leverage.

In connection with SBAM's service as investment manager to the Fund, Citigroup Asset Management Ltd. ("CAM Ltd."), an indirect wholly-owned subsidiary of Citigroup, will provide certain advisory services to SBAM relating to currency transactions and investments in non-dollar-denominated debt securities for the benefit of the Fund pursuant to a sub-advisory consulting agreement. SBAM will pay CAM Ltd. a fee for its services at no additional expense to the Fund.

During periods in which the Fund is utilizing financial leverage, the fee which is payable to SBAM as a percentage of the Fund's assets will be higher than if the Fund did not utilize leverage because the fee is calculated as a percentage of the Fund's assets, including those investments purchased with leverage.

Certain officers and/or directors of the Fund are also officers and/or directors of SBAM.

NOTE 3. PORTFOLIO ACTIVITY

During the period ended November 30, 2003, the aggregate cost of purchases and proceeds from sales of investments (including maturities of long-term investments, but excluding short-term investments) were as follows:

           Purchases.................................... $610,461,445
                                                         ============
           Sales........................................ $ 73,850,123
                                                         ============

At November 30, 2003, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

           Gross unrealized appreciation................ $28,626,347
           Gross unrealized depreciation................  (2,721,991)
                                                         -----------
           Net unrealized appreciation.................. $25,904,356
                                                         ===========

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

NOTE 4. FUTURES CONTRACTS

Securities or cash equal to the initial margin amount are either deposited with the broker or segregated by the custodian upon entering into the futures contract. Additional securities are also segregated up to the current market value of the futures contracts. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts typically to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices.

At November 30, 2003, the Fund had the following open futures contracts:

                           Number                                        Unrealized
                             of                                Market       Gain
Contracts to Sell         Contracts Expiration Basis Value     Value       (Loss)
-----------------         --------- ---------- ------------ ------------ ----------
U.S. Treasury 5 Year Note     320     12/03    $ 35,940,111 $ 35,730,000 $ 210,111
U.S. Treasury 10 Year
  Note...................   1,214     12/03     135,929,305  136,461,187  (531,882)
                                                                         ---------
                                                                         $(321,771)
                                                                         =========

NOTE 5. REVERSE REPURCHASE AGREEMENTS

The Fund may enter into reverse repurchase agreements in which the Fund sells portfolio securities and agrees to repurchase them from the buyer at a particular date and price. Whenever the Fund enters into a reverse repurchase agreement, the custodian delivers liquid assets in an amount at least equal to the repurchase price marked-to-market daily (including accrued interest), and subsequently monitors the account to ensure that such equivalent value is maintained. The Fund pays interest on amounts obtained pursuant to reverse repurchase agreements. Reverse repurchase agreements are considered to be borrowings by the Fund. Transactions in reverse repurchase agreements for the Fund during the period ended November 30, 2003 were as follows:

                       Average     Weighted      Maximum
                        Daily       Average      Amount
                       Balance   Interest Rate Outstanding
                      ---------- ------------- -----------
                      $4,426,230     0.90%     $20,000,000

The interest rate on reverse repurchase agreements was 0.90% during the period ended November 30, 2003. Interest expense on reverse repurchase agreements totaled $13,500.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

In addition, at November 30, 2003, the Fund had the following open reverse repurchase agreement:

     Face
    Amount                          Security                          Value
  ----------- ---------------------------------------------------- -----------
  $20,000,000 CS First Boston Corp., dated 10/31/03 bearing 0.900%
                to be repurchased at $20,081,500 on 4/15/04,
                collateralized by $23,726,250 Federal Republic of  $20,000,000
                Brazil, DCB, Series L, 2.0625% due 4/15/12........ ===========

NOTE 6. MORTGAGE DOLLAR ROLLS

The Fund enters into dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the securities. The Fund is compensated by a fee paid by the counterparty. Dollar rolls are accounted for as financing arrangements; the fee is accrued into interest income ratably over the term of the dollar roll and any gain or loss on the roll is deferred and realized upon disposition of the rolled security. Dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of the similar securities.

At November 30, 2003, the Fund had outstanding net contracts to repurchase mortgage-backed securities of $108,048,437 for a scheduled settlement of December 11, 2003. The average monthly balance of dollar rolls outstanding during the period ended November 30, 2003 was $89,242,145.

NOTE 7. SECURITIES TRADED ON A TO-BE-ANNOUNCED BASIS

The Fund trades securities on a to-be-announced ("TBA") basis, primarily in connection with its dollar roll activity. In a TBA transaction, the Fund commits to purchasing or selling securities which have not yet been issued by the issuer. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, securities are segregated in the amount of the TBA transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

At November 30, 2003, the Fund held TBA securities with a total cost of $106,853,438.

NOTE 8. LOAN PARTICIPATIONS

The Fund invests in fixed and floating rate loans arranged through private negotiations between a foreign sovereign entity and one or more financial institutions. The Fund's investment in any such loan may be in the form of a participation in or an assignment of the loan.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling the participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

At November 30, 2003, the Fund held loan participations with a total cost of $4,844,893.

NOTE 9. CREDIT RISK

The yields of emerging markets debt obligations and high-yield corporate debt obligations reflect, among other things, perceived credit risk. The Fund's investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, overall greater risk of timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund.

NOTE 10. FOREIGN SECURITIES

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

NOTE 11. LOAN

At November 30, 2003, the Fund had outstanding a $100,000,000 loan pursuant to a revolving credit and security agreement with Three Pillars Funding Corp. and Citicorp North America Inc. ("CNA"), an affiliate of SBAM. In addition, CNA acts as administrative agent. The loans generally bear interest at a variable rate based on the weighted average interest rates of the underlying commercial paper or LIBOR, plus any applicable margin. Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses. For the period ended November 30, 2003, the Fund paid interest expense of $270,441.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

NOTE 12. DIVIDENDS SUBSEQUENT TO NOVEMBER 30, 2003

On September 10, 2003, the Board of Directors ("Board") of the Fund declared three dividends, each in the amount of $0.10625 per share, payable on December 26, 2003, January 30, 2004, and February 27, 2004 to shareholders of record on December 16, 2003, January 13, 2004 and February 18, 2004, respectively.

In addition, on December 16, 2003, the Fund's Board announced an additional ordinary income distribution of $0.11985 per share and a short-term capital gain distribution of $0.06015 per share, payable on December 26, 2003 to shareholders of record on December 22, 2003.

NOTE 13. CAPITAL SHARES

On October 22, 2003, the Fund's Board authorized the Fund to repurchase from time to time in the open market up to 3,000,000 shares of the Fund's common stock. The Board directed the management of the Fund to repurchase shares of the Fund's common stock at such times and in such amounts as management believes will enhance shareholder value, subject to review by the Fund's Board. Since the inception of the repurchase plan, the Fund has not repurchased any shares.

NOTE 14. ADDITIONAL INFORMATION

The Fund has received the following information from Citigroup Asset Management ("CAM"), the Citigroup business unit which includes the Fund's Investment Manager and other investment advisory companies, all of which are indirect, wholly-owned subsidiaries of Citigroup. CAM is reviewing its entry, through an affiliate, into the transfer agent business in the period 1997-1999. As CAM currently understands the facts, at the time CAM decided to enter the transfer agent business, CAM sub-contracted for a period of five years certain of the transfer agency services to a third party and also concluded a revenue guarantee agreement with this sub-contractor providing that the sub-contractor would guarantee certain benefits to CAM or its affiliates (the "Revenue Guarantee Agreement"). In connection with the subsequent purchase of the sub-contractor's business by an affiliate of the current sub-transfer agent (PFPC Inc.) used by CAM on many of the funds it manages, this Revenue Guarantee Agreement was amended eliminating those benefits in exchange for arrangements that included a one-time payment from the sub-contractor.

The Boards of CAM-managed funds (the "Boards") were not informed of the Revenue Guarantee Agreement with the sub-contractor at the time the Boards considered and approved the transfer agent arrangements. Nor were the Boards informed of the subsequent amendment to the Revenue Guarantee Agreement when that occurred.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .

CAM has begun to take corrective actions. CAM will pay to the applicable funds $16 million (plus interest) that CAM and its affiliates received from the Revenue Guarantee Agreement and its amendment. The Fund did not implement the contractual arrangement described above and therefore will not receive any portion of the payment. CAM also plans an independent review to verify that the transfer agency fees charged by CAM were fairly priced as compared to competitive alternatives. CAM is instituting new procedures and making changes designed to ensure no similar arrangements are entered into in the future.

CAM has briefed the SEC, the New York State Attorney General and other regulators with respect to this matter, as well as the U.S. Attorney who is investigating the matter. CAM is cooperating with governmental authorities on this matter, the ultimate outcome of which is not yet determinable.

The Fund's transfer agent is PFPC Inc., which is not affiliated with CAM.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .


FINANCIAL HIGHLIGHTS

Data for a share of capital stock outstanding throughout the period ended November 30:

                                                                       2003/(1)/
---------------------------------------------------------------------------------
Net Asset Value, Beginning of Period................................    $14.30*
                                                                        ------
Income From Operations:
   Net investment income............................................      0.37
   Net realized and unrealized gain.................................      0.92
                                                                          --
Total Income From Operations........................................      1.29
                                                                          --
Less Distributions From:
   Net investment income............................................     (0.21)
                                                                         -----
Total Distributions.................................................     (0.21)
                                                                         -----
Net Asset Value, End of Period......................................    $15.38
                                                                        ======
Market Price, End of Period.........................................    $15.00
                                                                        ======
Total Return, Based on Market Price/(2)/............................      1.43%++
Ratios to Average Net Assets:
   Total expenses, including interest expense.......................      1.55%+
   Total expenses, excluding interest expense (operating expenses)..      1.29%+
   Net investment income............................................      7.39%+
Supplemental Data:
   Net Assets, End of Period (000s).................................  $466,492
   Portfolio Turnover Rate..........................................        15%
   Loans Outstanding, End of Period (000s)..........................  $100,000
   Weighted Average Interest Rate on Loans..........................      1.59%+

--------------------------------------------------------------------------------
(1)For the period July 29, 2003 (commencement of operations) to November 30, 2003 (unaudited).
(2)For purposes of this calculation, dividends are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan and the broker commission paid to purchase or sell a share is excluded.
* Initial public offering price of $15.00 per share less offering costs of $0.70 per share.
++Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .


DIVIDEND REINVESTMENT PLAN (unaudited)

Unless you elect to receive distributions in cash, all dividends, including any capital gain dividends, on your Common Shares will be automatically reinvested by PFPC, as agent for the Common Shareholders (the "Plan Agent"), in additional Common Shares under the Dividend Reinvestment Plan (the "Plan"). You may elect not to participate in the Plan by contacting the Plan Agent. If you do not participate, you will receive all cash distributions paid by check mailed directly to you by PFPC as dividend paying agent.

If you participate in the Plan, the number of Common Shares you will receive will be determined as follows:

(1) If the market price of the Common Shares on the record date (or, if the record date is not a New York Stock Exchange trading day, the immediately preceding trading day) for determining shareholders eligible to receive the relevant dividend or distribution (the "determination date") is equal to or exceeds 98% of the net asset value per share of the Common Shares, the Fund will issue new Common Shares at a price equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the market price per share of the Common Shares on the determination date.

(2) If 98% of the net asset value per share of the Common Shares exceeds the market price of the Common Shares on the determination date, the Plan Agent will receive the dividend or distribution in cash and will buy Common Shares in the open market, on the Exchange or elsewhere, for your account as soon as practicable commencing on the trading day following the determination date and terminating no later than the earlier of (a) 30 days after the dividend or distribution payment date, or (b) the record date for the next succeeding dividend or distribution to be made to the Common Shareholders; except when necessary to comply with applicable provisions of the federal securities laws. If during this period: (i) the market price rises so that it equals or exceeds 98% of the net asset value per share of the Common Shares at the close of trading on the Exchange on the determination date before the Plan Agent has completed the open market purchases or (ii) if the Plan Agent is unable to invest the full amount eligible to be reinvested in open market purchases, the Plan Agent will cease purchasing Common Shares in the open market and the Fund shall issue the remaining Common Shares at a price per share equal to the greater of (a) 98% of the net asset value per share at the close of trading on the Exchange on the determination date or (b) 95% of the then current market price per share.

The Plan Agent maintains all participants' accounts in the Plan and gives written confirmation of all transactions in the accounts, including information you may need for tax records. Common Shares in your account will be held by the Plan Agent in non-certificated form. Any proxy you receive will include all Common Shares you have received under the Plan.

You may withdraw from the Plan by notifying the Plan Agent in writing at P.O. Box 8030, Boston, Massachusetts 02266-8030 or by calling the Plan Agent at 1-800-331-1710. Such withdrawal will be effective immediately if notice is received by the Plan Agent not less than ten business days prior to any dividend or distribution record date; otherwise such withdrawal will be

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .



DIVIDEND REINVESTMENT PLAN (unaudited) (continued)

effective as soon as practicable after the Plan Agent's investment of the most recently declared dividend or distribution on the Common Shares. The Plan may be terminated by the Fund upon notice in writing mailed to Common Shareholders at least 30 days prior to the record date for the payment of any dividend or distribution by the Fund for which the termination is to be effective. Upon any termination, you will be sent a certificate or certificates for the full Common Shares held for you under the Plan and cash for any fractional Common Shares. You may elect to notify the Plan Agent in advance of such termination to have the Plan Agent sell part or all of your shares on your behalf. You will be charged $5.00 plus a $0.05 per Common Share service charge and the Plan Agent is authorized to deduct brokerage charges actually incurred for this transaction from the proceeds.

There is no service charge for reinvestment of your dividends or distributions in Common Shares. However, all participants will pay a pro rata share of brokerage commissions incurred by the Plan Agent when it makes open market purchases. Because all dividends and distributions will be automatically reinvested in additional Common Shares, this allows you to add to your investment through dollar cost averaging, which may lower the average cost of your Common Shares over time.

Automatically reinvesting dividends and distributions does not mean that you do not have to pay income taxes due upon receiving dividends and distributions.

The Fund reserves the right to amend or terminate the Plan if, in the judgment of the Board of Directors, the change is warranted. There is no direct service charge to participants in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants. Additional information about the Plan and your account may be obtained from the Plan Agent at 1-800-331-1710.

ADDITIONAL SHAREHOLDER INFORMATION (unaudited)

This report is transmitted to the shareholders of Salomon Brothers Global High Income Fund Inc. for their information. This is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase, at market prices, shares of its common stock in the open market.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by telephoning the Fund (toll-free) at 1-800-446-1013 and by visiting the SEC's web site at www.sec.gov.

SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC .


DIRECTORS


CAROL L. COLMAN
DANIEL P. CRONIN
LESLIE H. GELB
R. JAY GERKEN, CFA
WILLIAM R. HUTCHINSON
RIORDAN ROETT
JESWALD W. SALACUSE


OFFICERS

R. JAY GERKEN, CFA
    Chairman
PETER J. WILBY, CFA
    President
ANDREW B. SHOUP
    Senior Vice President and
    Chief Administrative Officer
JAMES E. CRAIGE, CFA
    Executive Vice President
ROGER M. LAVAN, CFA
    Executive Vice President
BETH A. SEMMEL, CFA
    Executive Vice President
DAVID A. TORCHIA
    Executive Vice President
FRANCES M. GUGGINO
    Controller
ROBERT I. FRENKEL
    Secretary and Chief Legal Officer


SALOMON BROTHERS GLOBAL HIGH INCOME FUND INC.

    125 Broad Street
    10th Floor, MF-2
    New York, New York 10004
    Telephone 1-888-777-0102

INVESTMENT MANAGER
    Salomon Brothers Asset Management Inc
    399 Park Avenue
    New York, New York 10022

CUSTODIAN
    State Street Bank and Trust Company
    225 Franklin Street
    Boston, Massachusetts 02110

DIVIDEND DISBURSING AND TRANSFER AGENT
    PFPC Inc.
    P.O. Box 8030
    Boston, Massachusetts 02266-8030

INDEPENDENT AUDITORS
    PricewaterhouseCoopers LLP
    1177 Avenue of the Americas
    New York, New York 10036

LEGAL COUNSEL
    Simpson Thacher & Bartlett LLP
    425 Lexington Avenue
    New York, New York 10017

NEW YORK STOCK EXCHANGE SYMBOL
    EHI

ITEM 2.  CODE OF ETHICS.

         Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         The Board of Directors of the Fund has delegated the authority to develop policies and procedures relating to proxy voting to the Manager. The Manager is part of Citigroup Asset Management ("CAM"), a group of investment adviser affiliates of Citigroup, Inc. ("Citigroup"). Along with the other investment advisers that comprise CAM, the Manager has adopted a set of proxy voting policies and procedures (the "Policies") to ensure that the Manager votes proxies relating to equity securities in the best interest of clients.

         In voting proxies, the Manager is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. The Manager attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. The Manager may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, such recommendations do not relieve the Manager of its responsibility for the proxy vote.

         In the case of a proxy issue for which there is a stated position in the Policies, CAM generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that CAM considers in voting on such issue, CAM votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that CAM considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause CAM to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct CAM business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue.

         In furtherance of the Manager's goal to vote proxies in the best interest of clients, the Manager follows procedures designed to identify and address material conflicts that may arise between the Manager's interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, CAM periodically notifies CAM employees (including employees of the Manager) in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of CAM's and the Manager's business, and (ii) to bring conflicts of interest of which they become aware to the attention of compliance personnel. The Manager also maintains and considers a list of significant relationships that could present a conflict of interest for the Manager in voting proxies. The Manager is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-CAM affiliate might appear to the public to influence the manner in which the Manager decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-CAM affiliate relationship that CAM or the Manager for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which the Manager decides to vote a proxy, the Manager generally takes the position that non-CAM relationships between Citigroup and an issuer (e.g. investment banking or banking) do not present a conflict of interest for the Manager in voting proxies with respect to such issuer. Such position is based on the fact that the Manager is operated as an independent business unit from other Citigroup business units as well as on the existence of information barriers between the Manager and certain other Citigroup business units.

         CAM maintains a Proxy Voting Committee, of which the Manager personnel are members, to review and address conflicts of interest brought to its attention by compliance personnel. A proxy issue that will be voted in accordance with a stated position on an issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because the Manager's position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the

         Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, the Manager's decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, the Manager may vote proxies notwithstanding the existence of the conflict.

         If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest. Methods of resolving a material conflict of interest may include, but are not limited to, disclosing the conflict to clients and obtaining their consent before voting, or suggesting to clients that they engage another party to vote the proxy on their behalf.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

         (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940
               Act) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)   Not applicable.

         (b)   Attached hereto.

         Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

         Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Salomon Brothers Global High Income Fund Inc.

By:    /s/ R. Jay Gerken
       R. Jay Gerken
       Chief Executive Officer of
       Salomon Brothers Global High Income Fund Inc.

Date:  January 30, 2004

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ R. Jay Gerken
       (R. Jay Gerken)
       Chief Executive Officer of
       Salomon Brothers Global High Income Fund Inc.

Date:  January 30, 2004

By:    /s/ Andrew B. Shoup
       Andrew B. Shoup
       Chief Administrative Officer of
       Salomon Brothers Global High Income Fund Inc.

Date:  January 30, 2004